Business combinations (Details) - CAD ($) $ in Thousands	Dec. 29, 2022	Aug. 25, 2022	Aug. 02, 2022	Jul. 15, 2022	Jun. 04, 2022	Jun. 01, 2022	May 10, 2022	Apr. 26, 2022	Apr. 21, 2022	Feb. 09, 2022	Nov. 29, 2021
Jimmy's
Total consideration
Common shares	$ 4,932
Working Capital Adjustment	352
Total consideration	5,284
Purchase price allocation
Cash / Cash and cash equivalents	622
Inventory	308
Prepaid expenses	11
Property and equipment	111
Right of use asset	129
Intangible assets - business license rights	1,487
Goodwill	3,416
Accounts payable and accrued liabilities	(318)
Lease liabilities	(130)
Income tax payables	(110)
Deferred tax liability	(242)
Total consideration	$ 5,284
NuLeaf Naturals, LLC
Total consideration
Common shares											$ 35,527
Total consideration											35,527
Purchase price allocation
Cash / Cash and cash equivalents											564
Accounts receivable											216
Other receivables											21
Inventory											2,058
Prepaid expenses											305
Property and equipment											4,190
Right of use asset											3,144
Intangible assets - Software											211
Intangible assets - Brand											10,168
Goodwill											28,622
Accounts payable and accrued liabilities											(6,140)
Lease liabilities											(2,984)
Deferred tax liability											(3,122)
Non-controlling interest											(1,726)
Total consideration											$ 35,527
Bud Room Inc.
Total consideration
Common shares										$ 3,738
Working Capital Adjustment										12
Total consideration										3,750
Purchase price allocation
Cash / Cash and cash equivalents										63
Inventory										40
Prepaid expenses										31
Property and equipment										120
Right of use asset										200
Goodwill										3,707
Accounts payable and accrued liabilities										(46)
Lease liabilities										(365)
Total consideration										$ 3,750
2080791 Alberta Ltd.
Total consideration
Cash									$ 200
Common shares									2,203
Total consideration									2,403
Purchase price allocation
Cash / Cash and cash equivalents									250
Inventory									182
Prepaid expenses									8
Property and equipment									161
Right of use asset									160
Goodwill									1,830
Accounts payable and accrued liabilities									(28)
Lease liabilities									(160)
Total consideration									$ 2,403
Crossroads Cannabis
Total consideration
Common shares								$ 2,189
Total consideration								2,189
Purchase price allocation
Cash / Cash and cash equivalents								3
Inventory								284
Property and equipment								606
Right of use asset								751
Goodwill								1,296
Lease liabilities								(751)
Total consideration								$ 2,189
Ontario Lottery Winner
Total consideration
Cash			$ 176				$ 176
Loan Receivable - Settlement			3,463				3,463
Total consideration							3,639
Purchase price allocation
Cash / Cash and cash equivalents							12
Inventory							426
Prepaid expenses							2
Property and equipment							512
Goodwill							2,687
Total consideration							$ 3,639
Bud Heaven
Total consideration
Cash						$ 992
Cash True-up Payable						992
Common shares						1,986
Total consideration						2,978
Purchase price allocation
Cash / Cash and cash equivalents						41
Trade and other receivables						13
Inventory						102
Prepaid expenses						37
Property and equipment						240
Right of use asset						250
Goodwill						2,657
Accounts payable and accrued liabilities						(112)
Lease liabilities						(250)
Total consideration						$ 2,978
Kensington
Total consideration
Cash					$ 160
Loan Receivable - Settlement					523
Total consideration					683
Purchase price allocation
Cash / Cash and cash equivalents					3
Inventory					21
Property and equipment					185
Goodwill					474
Total consideration					$ 683
Halo Kushbar
Total consideration
Note Receivable - Settled				$ 810
Working Capital Adjustment				109
Total consideration				919
Purchase price allocation
Cash / Cash and cash equivalents				160
Trade and other receivables				37
Inventory				205
Prepaid expenses				14
Property and equipment				530
Right of use asset				718
Accounts payable and accrued liabilities				(27)
Lease liabilities				(718)
Total consideration				$ 919
Choom
Total consideration
Cash		$ 100	100
Common shares		$ 3,940	3,940
Total consideration			4,040
Purchase price allocation
Inventory			190
Property and equipment			962
Right of use asset			2,520
Intangible assets - business license rights			27
Goodwill			2,861
Lease liabilities			(2,520)
Total consideration			$ 4,040